Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Subscriptions [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 9,781	$ 143,840	$ 792,745	$ 20,777,401	$ (22,395,393)	$ (42,444)	$ (714,070)
Beginning balance, shares at Dec. 31, 2021	9,780,976	143,840,643	15,855,000
Subscriptions liability reclassification to subscriptions			$ 377,350				377,350
Subscriptions liability reclassification to subscriptions, shares			7,547,000
Sale of Common Stock		$ 36,444	$ (1,170,095)	2,385,652			1,252,001
Sale of Common Stock, shares		36,443,736	(23,402,000)
Common stock issued for commitment fee		$ 500		79,500			80,000
Common stock issued for commitment fee, shares		500,000
Common stock issued for services		$ 1,574		266,525			268,099
Common stock issued for services, shares		1,574,546
Common stock issued to satisfy convertible debt		$ 541		49,459			50,000
Common stock issued to satisfy convertible debt, shares		540,716
Stock issued for interest and fees		$ 35		3,187			3,222
Stock issued for interest and fees, shares		34,842
Imputed interest on related party loans				6,165			6,165
Derivative settled upon conversion of debt				110,507			110,507
Net loss					(1,942,580)		(1,942,580)
Other comprehensive loss						27,442	27,442
Ending balance, value at Dec. 31, 2022	$ 9,781	$ 182,934		23,678,396	(24,337,973)	(15,002)	(481,864)
Ending balance, shares at Dec. 31, 2022	9,780,976	182,934,483
Sale of Common Stock		$ 67,491		2,248,809			2,316,300
Sale of Common Stock, shares		67,490,988
Common stock issued for services		$ 516		18,600			19,116
Common stock issued for services, shares		516,255
Common stock issued to satisfy convertible debt		$ 9,682		191,046			200,728
Common stock issued to satisfy convertible debt, shares		9,682,321
Common stock issued to officers for accrued salary		$ 6,953		361,531			368,484
Common stock issued to officers for accrued salary, shares		6,952,523
Stock issued for interest and fees		$ 730		12,242			12,972
Stock issued for interest and fees, shares		730,243
Return of shares in settlement of litigation		$ (267)		(10,372)			(10,639)
Return of shares in settlement of litigation, shares		(266,634)
Imputed interest on related party loans				14,748			14,748
Derivative settled upon conversion of debt				261,442			261,442
Net loss					(3,433,318)		(3,433,318)
Other comprehensive loss						8,847	8,847
Ending balance, value at Dec. 31, 2023	$ 9,781	$ 268,039		$ 26,776,442	$ (27,771,291)	$ (6,155)	$ (723,184)
Ending balance, shares at Dec. 31, 2023	9,780,976	268,040,179